Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Equity investment in affiliate	[1]	$ 48,182	$ 44,106
Intangible assets		29,812	2,471
Restricted cash		14,059	13,858
Capital assets		1,615	2,288
Other		26,783	26,333
Other assets		$ 120,451	$ 89,056

[1]	In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which ended March 31, 2016. The Company accounts for its 10.8% (2015 – 10.8%) investment in GCI using the equity method. The investment of $48,182,000 (2015 - $44,106,000) is comprised of the Company’s capital contribution of $44,740,000 (2015 – $40,852,000) and its cumulative equity income on investment of $3,442,000 (2015 – $3,254,000)